United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: Quarter ended 03/31/15

Item 1.	Schedule of Investments

Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—0.9%
		Federal National Mortgage Association ARM—0.9%
$17,995,119		3.038%, 1/1/2044 (IDENTIFIED COST $18,509,667)	$18,869,574
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—1.0%
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,080,293
		Single Family Rental Securities—1.0%
5,250,000	[1,2]	American Homes 4 Rent 2014-SFR3, Class E, 6.418%, 12/17/2036	5,725,763
3,862,000	[1,2]	American Homes 4 Rent 2015-SFR1, Class E, 5.639%, 4/17/2052	3,984,113
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.273%, 6/17/2031	11,366,387
		TOTAL	21,076,263
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $40,519,461)	41,156,556
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
		Agency Commercial Mortgage-Backed Securities—1.7%
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.369%, 5/25/2045	12,774,565
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.856%, 1/25/2047	7,322,128
14,180,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	14,564,160
		TOTAL	34,660,853
		Non-Agency Commercial Mortgage-Backed Securities—1.7%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.956%, 4/10/2046	22,300,506
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.225%, 7/15/2046	12,588,613
		TOTAL	34,889,119
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $68,494,641)	69,549,972
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.5%
		Federal National Mortgage Association—1.2%
24,000,000		REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,512,232
		Government National Mortgage Association—1.0%
19,710,155		REMIC 2013-H20 FA, 0.771%, 8/20/2063	19,799,107
		Non-Agency Mortgage-Backed Securities—11.3%
1,128,921		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,112,347
2,212,613		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	2,169,970
3,706,279		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,413,221
1,070,496		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	949,705
7,876,929	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	7,871,094
24,850,664	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	24,658,405
21,520,317	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	20,193,062
8,795,124	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	8,986,653
16,670,765	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	16,988,058
2,859,695		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,687,158
1,674,396		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.689%, 8/25/2035	1,538,487
948,132		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	947,288
7,290,760		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	7,460,232
17,778,411		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	16,421,630
18,244,065		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	16,736,594
29,046,735		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	27,185,124
19,250,313		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,387,202
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$8,366,850	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	$8,707,397
23,442,324	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	23,891,121
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,928,346
5,595,339		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,905,970
		TOTAL	228,139,064
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $279,437,195)	272,450,403
		MORTGAGE-BACKED SECURITIES—78.8%
		Federal Home Loan Mortgage Corporation—19.8%
35,000,000	[3]	2.500%, 5/1/2030	35,890,624
43,000,000		3.000%, 3/1/2045	43,908,220
88,549,915	[3]	3.500%, 6/1/2026 - 4/1/2045	93,040,322
75,444,421	[3]	4.000%, 2/1/2020 - 4/1/2045	80,794,208
67,232,024		4.500%, 6/1/2019 - 7/1/2041	73,199,337
44,585,207		5.000%, 7/1/2019 - 5/1/2041	49,406,648
16,380,695		5.500%, 3/1/2021 - 5/1/2040	18,337,808
1,661,039		6.000%, 7/1/2029 - 9/1/2037	1,898,539
2,658,836		6.500%, 9/1/2016 - 4/1/2038	3,042,643
681,454		7.000%, 10/1/2020 - 9/1/2037	798,018
228,920		7.500%, 8/1/2029 - 5/1/2031	273,185
305,404		8.000%, 3/1/2030 - 3/1/2031	372,769
6,770		8.500%, 9/1/2025	8,108
193		9.500%, 4/1/2021	210
		TOTAL	400,970,639
		Federal National Mortgage Association—44.2%
60,115,443	[3]	2.500%, 1/1/2030 - 4/1/2030	61,764,851
88,832,034	[3]	3.000%, 10/1/2027 - 9/1/2043	92,419,014
274,002,701	[3]	3.500%, 11/1/2025 - 4/1/2045	289,474,683
222,379,188	[3]	4.000%, 12/1/2025 - 4/1/2045	239,805,974
119,955,159		4.500%, 12/1/2019 - 6/1/2044	131,585,256
33,135,971		5.000%, 5/1/2023 - 10/1/2041	36,931,246
19,705,757		5.500%, 4/1/2016 - 4/1/2041	22,264,722
11,572,319		6.000%, 5/1/2016 - 2/1/2039	13,283,490
3,304,317		6.500%, 11/1/2016 - 10/1/2038	3,817,613
2,553,223		7.000%, 1/1/2016 - 6/1/2037	2,983,506
314,235		7.500%, 12/1/2015 - 6/1/2033	371,363
54,413		8.000%, 7/1/2023 - 3/1/2031	65,474
2,205		9.000%, 11/1/2021 - 6/1/2025	2,534
		TOTAL	894,769,726
		Government National Mortgage Association—14.8%
130,408,859	[3]	3.500%, 12/15/2040 - 4/20/2045	137,341,345
74,583,598		4.000%, 9/15/2040 - 12/20/2044	79,834,206
41,223,906		4.500%, 1/15/2039 - 11/15/2043	45,262,338
26,817,967		5.000%, 1/15/2039 - 7/15/2040	30,014,792
4,017,353		5.500%, 12/15/2038 - 2/15/2039	4,542,876
1,342,209		6.000%, 10/15/2028 - 6/15/2037	1,547,761
294,115		6.500%, 10/15/2028 - 2/15/2032	345,871
611,427		7.000%, 11/15/2027 - 12/15/2031	723,801
183,393		7.500%, 7/15/2029 - 1/15/2031	222,177
288,220		8.000%, 1/15/2022 - 11/15/2030	349,766
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$14,468		8.500%, 3/15/2022 - 9/15/2029	$16,665
1,248		9.500%, 10/15/2020	1,448
		TOTAL	300,203,046
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,543,224,804)	1,595,943,411
		U.S. TREASURY—0.3%
		U.S. Treasury Note—0.3%
5,000,000		2.000%, 2/15/2025 (IDENTIFIED COST $4,978,981)	5,031,250
		REPURCHASE AGREEMENTS—19.1%
22,152,000	[4]	Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486.	22,152,000
102,632,000	[4,5]	Interest in $200,000,000 joint repurchase agreement 0.08%, dated 3/18/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,014,667 on 4/20/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2065 and the market value of those underlying securities was $204,147,424.	102,632,000
113,047,000	[4,5]	Interest in $120,000,000 joint repurchase agreement 0.08%, dated 3/23/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $120,008,000 on 4/22/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $122,475,937.	113,047,000
150,033,000	[4,5]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 3/12/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,036,667 on 4/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2054 and the market value of those underlying securities was $512,003,663.	150,033,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	387,864,000
		TOTAL INVESTMENTS—118.0% (IDENTIFIED COST $2,343,028,749)[6]	2,390,865,166
		OTHER ASSETS AND LIABILITIES - NET—(18.0)%[7]	(365,132,939)
		TOTAL NET ASSETS—100%	$2,025,732,227
At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Notes 2-Year Short Futures	480	$105,195,000	June 2015	$(442,021)
8U.S. Treasury Notes 10-Year Short Futures	465	$59,941,406	June 2015	$(1,020,246)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,462,267)
The average notional value of short futures contracts held by the Fund throughout the period was $159,689,707. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $213,850,371, which represented 10.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $201,922,025, which represented 10.0% of total net assets.
3

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$11,928,346
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At March 31, 2015, the cost of investments for federal tax purposes was $2,343,028,749. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $47,836,417. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $56,493,197 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,656,780.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2015.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services
4

offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgage	$—	$18,869,574	$—	$18,869,574
Asset-Backed Securities	—	41,156,556	—	41,156,556
Commercial Mortgage-Backed Securities	—	69,549,972	—	69,549,972
Collateralized Mortgage Obligations	—	272,450,403	—	272,450,403
Mortgage-Backed Securities	—	1,595,943,411	—	1,595,943,411
U.S. Treasury	—	5,031,250	—	5,031,250
Repurchase Agreements	—	387,864,000	—	387,864,000
TOTAL SECURITIES	$—	$2,390,865,166	$—	$2,390,865,166
OTHER FINANCIAL INSTRUMENTS[1]	$(1,462,267)	$—	$—	$(1,462,267)
1	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
5
High Yield Bond Portfolio
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.0%
		Aerospace/Defense—0.8%
$5,600,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$5,600,000
3,175,000		TransDigm, Inc., 5.50%, 10/15/2020	3,151,188
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,080,000
7,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	7,477,937
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,519,750
		TOTAL	21,828,875
		Automotive—4.8%
8,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	9,256,000
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,551,300
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,444,687
5,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,712,500
2,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,125,000
1,950,000		Chrysler Group LLC, Note, 8.25%, 6/15/2021	2,172,515
10,300,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	9,772,125
5,800,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,915,356
1,100,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	1,130,445
825,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	856,730
3,975,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	4,239,298
7,450,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,608,312
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,185,750
3,875,000		Lear Corp., 4.75%, 1/15/2023	3,913,750
5,900,000		Lear Corp., 5.25%, 1/15/2025	6,047,500
2,725,000		Lear Corp., 5.375%, 3/15/2024	2,834,000
9,750,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	10,469,062
3,450,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	3,450,000
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	796,875
8,500,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	9,222,500
4,125,000	[1,2]	Schaeffler AG, Series 144a, 6.875%, 8/15/2018	4,326,094
2,775,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	2,802,750
7,175,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	7,139,125
4,075,000		Tenneco, Inc., Company Guarantee, 6.875%, 12/15/2020	4,339,875
3,025,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	3,161,125
11,025,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	10,032,750
		TOTAL	131,505,424
		Building Materials—3.2%
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,504,500
7,425,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	7,536,375
5,725,000		Anixter International, Inc., 5.125%, 10/1/2021	5,903,906
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,293,000
7,000,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	7,122,500
1,000,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	1,032,500
800,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	860,000
6,725,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	7,204,156
1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,725,250
4,450,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	4,728,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$3,725,000		Nortek, Inc., Sr. Unsecd. Note, 10.00%, 12/1/2018	$3,952,225
10,300,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	11,072,500
6,100,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	6,237,250
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,814,812
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,744,000
4,275,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	4,221,562
1,925,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	2,054,938
975,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	996,938
		TOTAL	88,004,537
		Cable Satellite—5.0%
2,300,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	2,380,500
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	2,260,500
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,741,906
5,200,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.50%, 12/1/2022	5,330,000
3,150,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.75%, 12/1/2024	3,252,375
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,686,688
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,537,625
6,175,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	6,537,781
3,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,345,375
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,409,250
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,305,875
3,675,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	3,835,781
2,500,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,606,250
1,100,000		DISH DBS Corp., 5.00%, 3/15/2023	1,072,280
14,150,000		DISH DBS Corp., 5.875%, 7/15/2022	14,415,312
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,681,281
1,225,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	1,228,063
5,050,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	4,677,563
6,250,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	5,789,063
7,700,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	7,469,000
6,875,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,522,656
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,423,438
7,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	7,367,812
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,435,156
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,974,375
5,000,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	5,256,500
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,559,500
6,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,029,687
5,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	5,724,500
800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	832,240
2,100,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,212,875
2,475,000	[1,2]	Ziggo Finance Bv, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,601,844
		TOTAL	138,503,051
		Chemicals—2.6%
1,500,000		Ashland, Inc., 3.875%, 4/15/2018	1,543,125
3,450,000		Ashland, Inc., 4.75%, 8/15/2022	3,519,000
4,025,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	4,075,313
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	5,264,187
10,975,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	11,853,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$4,575,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	$4,540,687
5,250,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	5,328,750
850,000		Georgia Gulf Corp., 4.875%, 5/15/2023	846,813
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,944,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	7,257,000
1,450,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 11/15/2020	1,029,500
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,432,125
5,525,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	5,552,625
2,490,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	2,536,688
8,700,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	9,135,000
1,775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	1,846,000
1,800,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	1,928,250
		TOTAL	70,632,063
		Construction Machinery—1.1%
8,825,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	7,721,875
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	1,085,000
2,600,000		United Rentals, Inc., 4.625%, 7/15/2023	2,635,750
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,426,563
925,000		United Rentals, Inc., 7.375%, 5/15/2020	1,004,203
1,175,000		United Rentals, Inc., 7.625%, 4/15/2022	1,291,325
5,475,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,888,636
7,975,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,154,437
1,450,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,540,625
		TOTAL	30,748,414
		Consumer Cyclical Services—1.5%
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,344,687
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,665,938
11,775,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	11,745,562
3,375,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	3,406,725
7,470,000		ServiceMaster Co., 7.00%, 8/15/2020	7,974,225
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,532,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,806,063
3,027,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	3,208,620
		TOTAL	41,683,820
		Consumer Products—2.7%
14,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	15,624,562
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	6,474,125
7,300,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	6,916,750
5,525,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	5,980,813
12,025,000		Party City Holdings, Inc., Sr. Unsecd. Note, 8.75%, 8/15/2019	12,295,562
3,975,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	4,288,031
6,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	6,341,719
300,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	319,500
800,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	860,000
2,550,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	2,734,875
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	6,926,625
5,675,000		Springs Industries, Inc., 6.25%, 6/1/2021	5,632,438
		TOTAL	74,395,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—1.1%
$8,875,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	$8,098,438
7,975,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	7,157,563
1,725,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,794,000
2,310,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,477,475
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,506,187
1,600,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	1,692,000
		TOTAL	31,725,663
		Financial Institutions—4.1%
5,500,000	[1,2]	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	5,733,475
4,050,000	[1,2]	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2021	4,308,187
5,550,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	5,924,625
1,375,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,368,991
5,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	5,352,750
6,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	6,647,000
850,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	846,813
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,521,313
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,852,750
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	2,892,938
2,196,000		Ally Financial, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,577,555
864,000		Ally Financial, Inc., Sr. Unsecd. Note, 8.00%, 3/15/2020	1,032,480
5,125,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,509,375
4,150,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,264,125
8,925,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	9,259,687
725,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	764,875
11,175,000	[1,2]	Hockey Merger Sub 2 Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	11,482,312
6,050,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	6,034,875
8,625,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,948,437
7,275,000		International Lease Finance Corp., 5.875%, 8/15/2022	8,093,437
2,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,326,875
3,225,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,458,813
2,475,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,592,563
5,575,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	5,289,281
		TOTAL	112,083,532
		Food & Beverage—3.7%
14,300,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	14,818,375
15,450,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	16,183,875
3,200,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	3,208,000
1,775,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 11/15/2024	1,881,500
6,550,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	6,599,125
13,300,000		HJ Heinz Co., 4.25%, 10/15/2020	13,662,425
3,975,000	[1,2]	HJ Heinz Co., Series 144A, 4.875%, 2/15/2025	4,317,844
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	11,110,000
1,900,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	2,080,500
8,900,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	9,556,375
2,225,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,339,031
700,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	715,750
15,550,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	16,366,375
		TOTAL	102,839,175

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—3.1%
$3,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	$3,038,000
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	3,104,156
3,525,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,714,250
3,425,000		Churchill Downs, Inc., 5.375%, 12/15/2021	3,484,937
4,875,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	5,021,250
3,325,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	3,453,844
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	10,186,969
6,400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,856,000
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	2,942,625
7,250,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	7,721,250
9,300,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	9,300,000
7,275,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	7,766,062
2,075,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	2,318,813
4,718,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	4,989,285
4,325,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,649,375
8,025,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	8,586,750
		TOTAL	86,133,566
		Health Care—9.1%
6,725,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	6,909,938
8,875,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	9,429,687
7,375,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	7,762,188
10,925,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	11,676,094
5,425,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,614,875
1,825,000		Catamaran Corp., 4.75%, 3/15/2021	2,032,594
1,125,000		DJO Finance LLC, 9.875%, 4/15/2018	1,175,625
8,175,000		DJO Finance LLC, Company Guarantee, 7.75%, 4/15/2018	8,338,500
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,813,469
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,910,750
10,000,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	10,250,000
13,725,000		HCA Holdings, Inc., Sr. Unsecd. Note, 7.75%, 5/15/2021	14,638,536
7,250,000		HCA, Inc., 4.75%, 5/1/2023	7,540,000
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,409,094
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,489,750
4,000,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,430,000
7,175,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,096,987
10,850,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	12,680,937
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,866,250
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,316,750
10,125,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	10,555,312
7,575,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	7,972,687
13,225,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	13,737,469
2,050,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	2,126,875
2,000,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	2,100,000
17,850,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	15,864,187
2,975,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	3,012,188
2,975,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	3,041,938
11,825,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	13,066,625
6,850,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	6,730,125
5,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	5,017,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$6,525,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	$7,038,844
11,125,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	11,653,437
5,650,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,960,750
		TOTAL	251,259,586
		Independent Energy—5.3%
5,900,000		Antero Resources Corp., 6.00%, 12/1/2020	5,932,450
4,475,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	4,318,375
1,475,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	1,463,938
2,775,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,702,156
6,475,000		Approach Resources, Inc., 7.00%, 6/15/2021	5,827,500
4,150,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	3,008,750
1,600,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	1,434,000
8,425,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	7,424,531
9,125,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	9,421,562
2,600,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	1,768,000
3,400,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	2,550,000
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,650,500
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,485,625
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,397,813
2,325,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	2,441,250
2,025,000	[1,2]	Crownrock LP/ Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	2,055,375
1,350,000		EP Energy LLC / Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,383,750
4,350,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	4,572,937
2,975,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	1,085,875
1,050,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	441,000
1,550,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	542,500
6,225,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	6,411,750
2,525,000		Laredo Petroleum, Inc., 5.625%, 1/15/2022	2,461,875
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,400,000
1,450,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,513,438
8,775,000		Legacy Reserves, 6.625%, 12/1/2021	6,976,125
550,000		Linn Energy LLC, 6.50%, 5/15/2019	465,094
2,025,000		Linn Energy LLC, 6.50%, 9/15/2021	1,579,500
2,300,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,840,000
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	1,530,375
4,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	4,235,500
5,275,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,512,375
8,175,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	7,296,187
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,486,250
1,300,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,274,000
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,344,000
3,300,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	3,333,000
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,200,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,625,000
5,900,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	5,782,000
775,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	775,969
2,275,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	2,153,288
1,550,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	961,000
7,575,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	4,685,137

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	$3,782,000
3,625,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	3,611,406
		TOTAL	146,143,156
		Industrial - Other—1.9%
6,725,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,926,750
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,633,250
5,475,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,611,875
2,175,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	2,033,625
8,375,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	8,416,875
5,934,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	6,245,535
9,400,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	9,870,000
1,125,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,136,250
5,950,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	6,009,500
		TOTAL	51,883,660
		Leisure—1.0%
2,150,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	2,348,875
1,575,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	1,681,312
3,600,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	3,685,500
1,075,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,115,313
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	994,500
800,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	862,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
3,650,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	3,759,500
3,750,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	3,768,750
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,847,250
7,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	7,330,750
		TOTAL	27,393,750
		Lodging—0.3%
3,350,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	3,651,500
5,175,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,472,563
		TOTAL	9,124,063
		Media Entertainment—7.5%
3,575,000		AMC Networks, Inc., 7.75%, 7/15/2021	3,896,750
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,126,938
775,000		CBS Outdoor Americas Capital LLC / Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	813,750
3,225,000		CBS Outdoor Americas Capital LLC / Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,390,281
4,225,000		CBS Outdoor Americas Capital LLC / Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	4,483,781
9,275,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	8,915,594
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,449,875
12,325,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	13,033,687
9,250,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	9,943,750
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	7,353,531
8,775,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	9,016,312
6,200,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,758,000
1,800,000		Gannett Co., Inc., 5.125%, 10/15/2019	1,894,500
6,650,000		Gannett Co., Inc., 6.375%, 10/15/2023	7,240,187
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	741,313
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	760,344
9,700,000		Gray Television, Inc., 7.50%, 10/1/2020	10,257,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$3,750,000		Lamar Media Corp., 5.00%, 5/1/2023	$3,853,125
1,350,000		Lamar Media Corp., 5.875%, 2/1/2022	1,427,625
2,175,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	2,278,313
125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	129,688
3,000,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	3,067,500
7,100,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	7,401,750
6,025,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	6,190,688
6,125,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	6,262,812
8,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	8,585,000
3,900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	4,046,250
5,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	5,592,000
10,875,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	11,119,687
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	1,265,438
7,325,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	7,077,781
3,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	3,683,625
7,800,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	8,209,500
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,274,376
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,760,062
5,300,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	5,194,000
6,125,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	6,178,594
7,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	8,163,391
		TOTAL	207,837,548
		Metals & Mining—0.4%
1,800,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	1,820,250
3,125,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	3,175,781
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	864,875
2,000,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	2,135,000
3,525,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	3,824,625
		TOTAL	11,820,531
		Midstream—5.2%
5,750,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	5,802,756
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	906,126
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	585,063
4,075,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	4,197,250
3,800,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, 6.125%, 7/15/2022	4,027,787
1,650,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,670,625
3,025,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	3,062,813
16,650,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	17,649,000
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,315,937
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	6,390,000
5,125,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	5,278,750
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,970,000
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	3,055,250
5,950,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	6,553,848
3,950,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	4,058,230
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,543,000
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,009,875
1,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,691,750
850,000		Regency Energy Partners LP, 5.00%, 10/1/2022	888,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	$1,660,000
6,950,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	6,880,500
12,200,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	12,322,000
1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,677,094
2,150,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,230,625
6,125,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	6,071,406
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	6,370,500
4,201,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,537,080
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,306,875
5,350,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	5,095,875
650,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	679,250
1,150,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,161,500
2,550,000	[1,2]	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	2,632,875
2,936,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,024,080
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,389,625
400,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	414,000
1,050,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,092,000
3,525,000	[1,2]	Western Refining Logistics LP / WNRL Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 2/15/2023	3,604,312
		TOTAL	143,805,907
		Oil Field Services—0.4%
4,300,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	3,440,000
1,775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	1,424,438
7,525,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	5,568,500
		TOTAL	10,432,938
		Packaging—5.0%
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,421,875
200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.271%, 12/15/2019	196,000
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	302,250
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,477,563
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	439,495
2,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	2,881,125
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,273,750
7,400,000		Ball Corp., 4.00%, 11/15/2023	7,252,000
450,000		Ball Corp., 5.00%, 3/15/2022	472,500
14,975,000		Berry Plastics Corp., 5.50%, 5/15/2022	15,405,531
2,150,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	2,171,500
10,775,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	11,259,875
5,500,000		Crown Americas LLC, 4.50%, 1/15/2023	5,575,625
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,058,750
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,044,219
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	7,402,312
1,200,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,226,880
3,550,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	3,660,937
11,550,000		Reynolds Group Issuer, Inc. / LLC / LU, 5.75%, 10/15/2020	11,968,687
12,850,000		Reynolds Group, 8.25%, 2/15/2021	13,813,750
3,026,000		Reynolds Group, 9.875%, 8/15/2019	3,256,732
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,716,875
2,975,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	3,041,938
1,250,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	1,309,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$2,950,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	$3,060,625
6,900,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	7,797,000
12,500,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,484,375
		TOTAL	137,971,544
		Paper—0.5%
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,128,500
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,873,250
1,700,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	1,776,500
2,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	2,990,000
		TOTAL	14,768,250
		Pharmaceuticals—2.5%
550,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	550,000
5,625,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	5,793,750
7,675,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	7,818,906
9,300,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	9,532,500
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	8,387,281
3,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,764,750
11,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	12,182,605
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,235,750
450,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	455,625
9,200,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	9,453,000
8,075,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	8,387,907
		TOTAL	68,562,074
		Refining—0.4%
4,025,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	4,045,125
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,457,500
		TOTAL	10,502,625
		Restaurants—1.2%
12,575,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, Series 144A, 6.00%, 4/1/2022	13,093,719
6,900,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	7,296,750
12,075,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	12,180,656
		TOTAL	32,571,125
		Retailers—4.0%
10,250,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	10,275,625
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,455,000
11,400,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	11,841,750
3,800,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	4,009,000
775,000	[1,2]	Family Tree Escrow LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 3/1/2020	815,688
5,275,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	5,143,125
8,275,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	8,357,750
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,505,250
1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,273,250
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	856,375
11,300,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	11,667,250
2,086,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	2,138,150
3,125,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	3,328,125
6,200,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	6,603,000
8,475,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	8,729,250
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	9,656,687

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	$1,479,000
5,075,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	5,227,250
725,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	774,844
5,875,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	6,242,187
2,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,198,625
		TOTAL	109,577,181
		Technology—13.5%
1,425,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	1,494,469
6,150,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	5,335,125
2,700,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	2,598,750
7,425,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	6,831,000
5,750,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	5,548,750
7,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	6,536,250
3,525,000		CDW LLC/ CDW Finance, 6.00%, 8/15/2022	3,797,130
5,025,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	5,112,937
5,500,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	5,775,000
5,104,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 8.50%, 4/1/2019	5,320,920
5,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,979,750
7,900,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	8,137,000
6,725,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5,195,063
7,800,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	8,346,000
4,450,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	4,511,187
9,050,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	9,740,062
5,150,000		Emdeon, Inc., 11.00%, 12/31/2019	5,639,250
8,475,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	8,877,562
9,975,000		Epicor Software Corp., 8.625%, 5/1/2019	10,473,750
7,975,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,154,437
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,833,125
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,634,250
21,575,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	23,327,969
1,350,000		Flextronics International Ltd., 4.625%, 2/15/2020	1,422,563
2,150,000		Flextronics International Ltd., 5.00%, 2/15/2023	2,262,875
1,723,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	1,878,070
3,700,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	4,023,750
8,150,000		IAC Interactive Corp., 4.75%, 12/15/2022	8,129,625
1,225,000		IAC Interactive Corp., 4.875%, 11/30/2018	1,267,875
9,000,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	9,101,250
14,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	14,562,979
13,575,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	13,948,312
11,000,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	11,165,000
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,654,500
5,375,000		Lawson Software, Inc., 11.50%, 7/15/2018	5,825,156
4,900,000		Lawson Software, Inc., 9.375%, 4/1/2019	5,261,375
3,675,000		Lender Processing Services, 5.75%, 4/15/2023	3,912,332
1,775,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	1,839,344
6,275,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	4,423,875
4,850,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	4,947,000
5,100,000		NCR Corp., 6.375%, 12/15/2023	5,457,000
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,050,156

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	$3,425,625
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,883,250
1,300,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	1,329,250
3,100,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	3,289,875
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,437,750
10,375,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	10,530,625
5,675,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	5,902,000
1,300,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,368,657
3,200,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	3,320,026
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,805,469
3,725,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	3,780,875
7,300,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	7,756,250
5,875,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	6,234,844
10,525,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	10,880,219
2,550,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,706,188
12,500,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12,375,000
4,650,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	4,783,687
10,675,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	10,801,766
4,125,000		Verisign, Inc., 4.625%, 5/1/2023	4,135,313
1,700,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 4/1/2025	1,742,500
6,875,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	7,425,000
		TOTAL	374,246,942
		Transportation Services—0.6%
7,075,000		HDTFS, Inc., 6.25%, 10/15/2022	7,349,156
4,025,000		Hertz Corp., 5.875%, 10/15/2020	4,155,813
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,735,000
825,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	859,031
		TOTAL	16,099,000
		Utility - Electric—1.2%
9,400,000		Calpine Corp., 5.75%, 1/15/2025	9,505,750
1,325,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,424,375
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,198,137
85,284	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	86,137
625,000		NRG Energy, Inc., 6.25%, 5/1/2024	632,813
8,100,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	8,940,375
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,781,781
2,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	2,314,000
2,150,000	[1,2]	NRG Yield Operating LLC, Series 144A, 5.375%, 8/15/2024	2,246,750
3,775,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	3,926,000
		TOTAL	33,056,118
		Wireless Communications—3.7%
6,875,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	7,012,500
6,575,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	6,620,203
5,875,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	5,595,938
10,275,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	10,341,787
2,200,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,277,000
3,425,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	3,587,688
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,677,344
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,764,437

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	$341,656
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	316,875
10,725,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	9,893,812
10,300,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,699,125
1,525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,753,750
2,650,000		Sprint Corp., 7.125%, 6/15/2024	2,610,250
8,575,000		Sprint Corp., 7.875%, 9/15/2023	8,789,375
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,793,188
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,719,625
3,675,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	3,835,781
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,288,938
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,669,184
2,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	2,353,260
		TOTAL	101,941,716
		Wireline Communications—0.6%
3,350,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	3,447,150
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,439,937
4,350,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	4,736,062
2,025,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	2,141,438
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	1,290,844
2,375,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 8.125%, 7/1/2019	2,508,594
		TOTAL	16,564,025
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,678,400,606)	2,705,644,859
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
53,011	[3,5]	Lone Pine Resources, Inc.	49,300
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,961)	49,300
		INVESTMENT COMPANY—1.7%
45,818,856	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE $45,818,856)	45,818,856
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $2,724,640,423)[9]	2,751,513,015
		OTHER ASSETS AND LIABILITIES - NET—0.3%[10]	9,607,977
		TOTAL NET ASSETS—100%	$2,761,120,992
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $1,243,651,013, which represented 45.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $1,225,994,813, which represented 44.4% of total net assets.

Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/2/2013 – 2/9/2015	$6,437,000	$5,195,063
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$77,867	$86,137
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/10 – 7/30/14	$13,300,688	$12,375,000
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At March 31, 2015, the cost of investments for federal tax purposes was $2,729,671,763. The net unrealized appreciation of investments for federal tax purposes was $21,841,252. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,455,276 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,614,024.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,705,644,859	$—	$2,705,644,859
Equity Securities:
Common Stock
Domestic	—	—	0	0
International	—	—	49,300	49,300
Investment Company	45,818,856	—	—	45,818,856
TOTAL SECURITIES	$45,818,856	$2,705,644,859	$49,300	$2,751,513,015
The following acronym is used throughout this portfolio:
GTD—Guaranteed

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017